Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 D M	Dec. 31, 2010	Dec. 31, 2009
Principles of Consolidation
Gain recognized in other income from asset transfer and subsequent deconsolidation of joint venture	$ 1,200,000
Revisions to Amounts Previously Presented
Deferred costs reclassified from inventory to deferred costs		1,000,000
Customer deposits recorded in other current liabilities	6,900,000	6,200,000
Foreign Currency Translation and Remeasurement
Recognized net gains (losses) on foreign exchange	3,000	(560,000)	682,000
Cash and Cash Equivalents
Cash and cash equivalents, maximum original maturity period (in days)	90
Restricted Cash and Cash Equivalents
Minimum term for restrictions expected to be lifted for classifying restricted cash and cash equivalent account as non-current (in months)	12
Compensating cash balances for letters of credit as security for facility leases and contracts		10,400,000
Government grants classified as restricted cash	700,000	800,000
Activity in allowance for accounts receivable
Unbilled portion of accounts receivable from certain government research and development contracts included in the accounts receivable balance	0	800,000
Allowance for accounts receivable
Activity in allowance for accounts receivable
Beginning balance	1,915,000	1,661,000	1,486,000
Provision	868,000	228,000	13,000
Write-offs and adjustments	(1,693,000)	26,000	162,000
Ending balance	$ 1,090,000	$ 1,915,000	$ 1,661,000